UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,
2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: F&V Capital Management, LLC
Address: 805 Third Avenue, 12th Floor
New York, NY 10022

Form 13F File Number:  028-15241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Hugh Terrence Riley, III
Title: Partner
Phone: 212-326-9533

Signature, Place, and Date of Signing:
Hugh Terrence Riley, III New York, NY May 2, 2013
 [Signature]      [City, State] [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  65
Form 13F Information Table Value Total: 105,497 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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		FORM 13F INFORMATION TABLE							INSTMNT OTHER	 VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHARES/PRN AMT	SH/PRN	PUT/CALLDSCRETN	MANAGERS SOLE	SHARED	NONE
ALCOA INC		COM		13817101	1874	117500		SH		SOLE		 117500	0	0
APPLE INC		COM		37833100	852	125		SH		SOLE		 125	0	0
BARRICK GOLD CORP	COM		67901108	234	700		SH		SOLE		 700	0	0
ANALOG DEVICES INC	COM		32654105	2557	28700		SH		SOLE		 28700	0	0
ARCHER-DANIELS-MIDLAND 	COM		39483102	2357	36000		SH		SOLE		 36000	0	0
AMERICAN ELEC PWR CO 	COM		25537101	2324	24500		SH		SOLE		 24500	0	0
ASSURANT INC		COM		04621X108	725	1100		SH		SOLE		 1100	0	0
ALLSTATE CORP		COM		20002101	2803	20500		SH		SOLE		 20500	0	0
AUTOLIV INC		COM		52800109	665	400		SH		SOLE		 400	0	0
AMGEN INC		COM		31162100	4283	19300		SH		SOLE		 19300	0	0
ARROW ELECTRONICS INC	COM		42735100	375	9232		SH		SOLE		 9232	0	0
AVERY DENNISON CORP	COM		53611109	4438	53900		SH		SOLE		 53900	0	0
BECTON DICKINSON & CO	COM		75887109	3332	17400		SH		SOLE		 17400	0	0
BAKER HUGHES INC	COM		57224107	2075	22700		SH		SOLE		 22700	0	0
BAIDU INC		SPON ADR REP A	56752108	389	125		SH		SOLE		 125	0	0
BP PRUDHOE BAY ROYALTY 	UNIT BEN INT	55630107	227	100		SH		SOLE		 100	0	0
CATERPILLAR INC		COM		149123101	302	200		SH		SOLE		 200	0	0
CELGENE CORP		COM		151020104	2773	10800		SH		SOLE		 10800	0	0
COACH INC		COM		189754104	2502	22000		SH		SOLE		 22000	0	0
CONOCOPHILLIPS		COM		20825C104	2506	21200		SH		SOLE		 21200	0	0
CENOVUS ENERGY INC	COM		15135U109	256	650		SH		SOLE		 650	0	0
EBAY INC		COM		278642103	3772	34100		SH		SOLE		 34100	0	0
ENBRIDGE ENERGY PARTNER	COM		29250R106	344	800		SH		SOLE		 800	0	0
EMC CORP-MASS		COM		268648102	3273	1100		SH		SOLE		 1100	0	0
EMCORE CORP		COM NEW		290846203	226	35000		SH		SOLE		 35000	0	0
ISHARES MSCI MEXICO	MSCI MEXICO CAP	464286822	431	400		SH		SOLE		 400	0	0
ISHARES INC		MSCI BRAZIL CAP	464286400	400	250		SH		SOLE		 250	0	0
FREEPORT MCMORAN COPPER COM		35671D857	581	916		SH		SOLE		 916	0	0
FEDEX CORP		COM		31428X106	3812	21600		SH		SOLE		 21600	0	0
GANNETT CO INC		COM		364730101	396	14000		SH		SOLE		 14000	0	0
SPDR GOLD TR		GOLD SHS	78463V107	394	320		SH		SOLE		 320	0	0
CORNING INC		COM		219350105	1918	66800		SH		SOLE		 66800	0	0
GOOGLE INC		CL A		38259P508	517	45		SH		SOLE		 45	0	0
HESS CORPORATION	COM		42809H107	4560	28500		SH		SOLE		 28500	0	0
WESTERN ASSET HIGH INC	COM		95766J102	236	637		SH		SOLE		 637	0	0
HARLEY DAVIDSON INC	COM		412822108	3517	34300		SH		SOLE		 34300	0	0
ISHARES TR		NASDQ BIO INDX	464287556	315	200		SH		SOLE		 200	0	0
JOHNSON & JOHNSON	COM		478160104	330	300		SH		SOLE		 300	0	0
JPMORGAN CHASE & CO	COM		46625H100	1948	14700		SH		SOLE		 14700	0	0
KIMBERLY CLARK CORP	COM		494368103	4894	25200		SH		SOLE		 25200	0	0
METLIFE INC		COM		59156R108	508	900		SH		SOLE		 900	0	0
MUELLER INDUSTRIES INC	COM		624756102	2492	24200		SH		SOLE		 24200	0	0
ALTRIA GROUP INC	COM		02209S103	232	725		SH		SOLE		 725	0	0
MERCK & CO INC		COM		58933Y105	3329	37200		SH		SOLE		 37200	0	0
MORGAN STANLEY		COM NEW		617446448	3001	42000		SH		SOLE		 42000	0	0
NOBLE CORPORATION BAAR	NAMEN -AKT	H5833N103	427	1000		SH		SOLE		 1000	0	0
NEWMONT MINING CORP	COM		651639106	1901	21000		SH		SOLE		 21000	0	0
ORACLE CORP		COM		68389X105	4729	69600		SH		SOLE		 69600	0	0
PEPSICO INC		COM		713448108	301	400		SH		SOLE		 400	0	0
PULTE GROUP INC		COM		745867101	389	15000		SH		SOLE		 15000	0	0
PHILIP MORRIS INTL INC	COM		718172109	324	225		SH		SOLE		 225	0	0
PHILLIPS 66		COM		718546104	1590	11500		SH		SOLE		 11500	0	0
QUALCOMM INC		COM		747525103	391	550		SH		SOLE		 550	0	0
ROPER INDUSTRIES INC 	COM		776696106	1613	500		SH		SOLE		 500	0	0
SCHLUMBERGER LTD	COM		806857108	246	100		SH		SOLE		 100	0	0
ISHARES SILVER TRUST	ISHARES		46428Q109	219	8000		SH		SOLE		 8000	0	0
SANOFI			SPONSORED ADR	80105N105	363	500		SH		SOLE		 500	0	0
AT&T INC		COM		00206R102	3759	52900		SH		SOLE		 52900	0	0
TEVA PHARMACEUTICAL 	ADR		881624209	397	600		SH		SOLE		 600	0	0
VARIAN MED SYS INC	COM		92220P105	2767	20645		SH		SOLE		 20645	0	0
VALMONT INDUSTRIES INC	COM		920253101	1450	4900		SH		SOLE		 4900	0	0
VODAFONE GROUP PLC NEW	SPONS ADR NEW	92857W209	301	800		SH		SOLE		 800	0	0
WINNEBAGO INDUSTRIES 	COM		974637100	576	22000		SH		SOLE		 22000	0	0
EXXON MOBIL CORP	COM		30231G102	1945	11600		SH		SOLE		 11600	0	0
YAHOO INC		COM		984332106	2533	57000		SH		SOLE		 57000	0	0
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